Consolidated Statements Of Changes In Shareholders' Equity (USD $) In Millions	Total	Ordinary Shares [Member]	Additional Paid-in Capital (APIC) [Member]	Accumulated Surplus/ (Deficit) [Member]	Accumulated Other Comprehensive Loss [Member]
Beginning Balance at Dec. 31, 2009	$ 494.2	$ 35.8	$ 6,413.2	$ (5,918.7)	$ (36.1)
Beginning Balance, Shares at Dec. 31, 2009		583.9
Total comprehensive income/(loss)	(331.7)			(324.7)	(7.0)
Net tax shortfalls related to equity awards	(1.2)		(1.2)
Stock issued, net of issuance costs	1.8	0.1	1.7
Stock issued, net of issuance costs, Shares		1.3
Share-based compensation	31.2		31.2
Ending Balance at Dec. 31, 2010	194.3	35.9	6,444.9	(6,243.4)	(43.1)
Ending Balance, Shares at Dec. 31, 2010		585.2
Total comprehensive income/(loss)	566.2			560.5	5.7
Stock issued, net of issuance costs	6.3	0.3	6.0
Stock issued, net of issuance costs, Shares		4.1
Share-based compensation	35.0		35.0
Ending Balance at Dec. 31, 2011	801.8	36.2	6,485.9	(5,682.9)	(37.4)
Ending Balance, Shares at Dec. 31, 2011		589.3
Total comprehensive income/(loss)	(144.6)			(137.4)	(7.2)
Distribution in specie	(105.7)			(105.7)
APIC offset to accumulated deficit	(6,199.9)		(6,199.9)	6,199.9
Stock issued, net of issuance costs	20.8	0.3	20.5
Stock issued, net of issuance costs, Shares		5.6
Share-based compensation	45.9		45.9
Ending Balance at Dec. 31, 2012	$ 618.2	$ 36.5	$ 352.4	$ 273.9	$ (44.6)
Ending Balance, Shares at Dec. 31, 2012		594.9